Consolidated Statements of Comprehensive Loss (Parentheticals)	12 Months Ended
	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 ¥ / shares shares	Mar. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Losses per share attributable to UTime Limited, diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (4.76)	$ (0.75)	¥ (3.68)	¥ (4.81)
Weighted average ordinary shares outstanding, diluted	8,164,771	8,164,771	4,517,793	4,507,223